Annual Total Returns[BarChart] - Invesco VI Growth and Income Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.01%)	14.63%	34.08%	10.28%	(3.06%)	19.69%	14.32%	(13.38%)	25.19%	2.09%